Other Current and Non-Current Assets (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Current and Non-Current Assets [Abstract]
Input VAT receivable	$ 330,765	$ 358,179	$ 335,510
Prepayments-office rental	575,543	842,150	765,370
Prepayments-insurance	436,186	5,861	120,372
Prepayments-others	44,700	258,718	125,753
Uniforms	52,088	36,418	97,850
Tools and supplies	189,178	118,977	144,448
Other current assets	1,628,460	1,620,303	1,589,303
Deposit	330,584	303,320	308,307
Others	6,577
Other non-current assets	$ 337,161	$ 303,320	$ 308,307